Related Parties	12 Months Ended
Mar. 31, 2026
Related Parties [Abstract]
RELATED PARTIES

NOTE 24 — RELATED PARTIES

(1)	Nature of relationship with related parties

Name	Relationship with the Group
Mr. Lap Sun Wong	Chairman of the Board of Directors the Company
Mr. Zhifang Zhang	A former Director
Wing Hong Pharmaceutical Limited	A company is controlled by one Director of the Company
Hong Kong Hao Le Ku Limited	A company was controlled by COO of the Company *
Billion Built International Limited	A company is controlled by the Chairman of the Company
Fame overseas Supply Chain Limited	A company is controlled by the Chairman of the Company
Ms. Liying Wang	Ultimate controlling person
Mr. Liang Chenyu	A Director of the Company
LS International Holdings Limited	A company was controlled by two Directors of the Company **
My Brand Management Limited	A company is controlled by the Chairman of the Company
HongKong Profit Fields Group Limited	A company was a minority shareholder of the Company **
Hangzhou Liku Electronic Commercial Co., Ltd.	A company was controlled by son of the Chairman of the Company **

*	From January 9, 2024, Hong Kong Hao Le Ku Limited was not a related party of the Company.
**	Upon IPO, these companies were not related parties of the Company.
(2)	Significant receivables/(payables), on a net basis, between the Group and the above related parties:

Name	As at March 31, 2026	As at March 31, 2025
Wing Hong Pharmaceutical Limited	$20,932	$80
Fame overseas Supply Chain Limited	-	5,814
Billion Built International Limited	-	51,415
Total	$20,932	$57,309

Name	As at March 31, 2026	As at March 31, 2025
Mr. Lap Sun Wong	$(665,462)	$(115)
Mr. Zhifang Zhang	-	(1,198)
Liang Chenyu	$(3,061)	$-
Liying Wang	(315,845)
	$(984,368)	$(1,313)

Related parties receivables/(payables) were unsecured, non-interest bearing and repayment on demand.

The above related parties receivables/(payables) did not include the loans as disclosed in Note 29

(3)	Significant related parties transactions between the Group and the above related parties for the year ended March 31, 2026:

Name	Sales to	Paid on behalf	Purchase from	Loan from
Mr. Lap Sun Wong	$—	$—	$—	$1,786,430
Ms Liying Wang	—	16,000	—	—
Billion Built International Limited	—	—	66,788	—
Wing Hong Pharmaceutical Limited	40,944	292	—	—
Fame overseas Supply Chain Limited	$—	$—	$—	$—

(4)	Significant related parties transactions between the Group and the above related parties for the year ended March 31, 2025:

Name	Sales to	Paid on behalf	Purchase from	Loan from
Mr. Lap Sun Wong	$—	$—	$—	$248,023
Mr. Zhifang Zhang	—	—	—	571,152
Billion Built International Limited	—	—	—	—
Wing Hong Pharmaceutical Limited	—	138	—	—
Fame overseas Supply Chain Limited	$—	$2,281	$—	$—

(5)	Significant related parties transactions between the Group and the above related parties for the year ended March 31, 2024:

Name	Sales to	Purchase from	Loan to	Loan from
Mr. Lap Sun Wong	$—	$—	$—	$243,427
Mr. Zhifang Zhang	—	—	—	124,889
LS International Holdings Limited	—	—	3,025	—
My Brand Management Limited	—	—	876	—
Billion Built International Limited	—	—	24,282	—
Wing Hong Pharmaceutical Limited	36,628	—	140,489	—
HongKong Hao Le Ku Limited	—	306,948	—	399,954
HongKong Profit Fields Group Limited	—	28,662	—	—
Hangzhou Liku Electronic Commercial Co., Ltd.	$—	237,777	—	—
Fame overseas Supply Chain Limited	—	$—	$3,510	$—